Secured Term Loan Facilities and Revolving Credit Facility (Tables)	6 Months Ended
Jun. 30, 2016
Debt Disclosure [Abstract]
Schedule of Breakdown of Secured Term Loan Facilities and Total Deferred Financing Costs Split Between Current and Non-Current Liabilities

The following table shows the breakdown of secured term loan facilities and total deferred financing costs split between current and non-current liabilities at June 30, 2016 and December 31 2015:

	December 31, 2015	June 30, 2016
	(in thousands)
Current Liability
Current portion of long-term debt	$(61,979)	$(188,873)
Less: current portion of deferred financing costs	2,955	2,637

Current portion of secured term loan facility, net of deferred financing costs	$(59,024)	$(186,236)

Non-Current Liability
Secured term loan facilities net of current portion	$(443,315)	$(346,063)
Less: non-current portion of deferred financing costs	7,184	6,186

Non-current secured term loan facilities, net of current portion and non-current deferred financing costs	$(436,131)	$(339,877)